Convertible Preferred Stock - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Temporary Equity [Line Items]
Proceeds from public offering	$ 320,850
Convertible preferred stock outstanding	0	92,790,094	92,656,029
Minimum
Temporary Equity [Line Items]
Proceeds from public offering		$ 25,000
Series A
Temporary Equity [Line Items]
Convertible preferred stock Conversion price per share		$ 1.0000
Series B
Temporary Equity [Line Items]
Convertible preferred stock Conversion price per share		1.7127
Series C Convertible Preferred Stock
Temporary Equity [Line Items]
Convertible preferred stock Conversion price per share		2.6374
Series D
Temporary Equity [Line Items]
Convertible preferred stock Conversion price per share		5.5529
Convertible preferred stock dividends per share		$ 0.4442
Convertible preferred stock outstanding		4,000,000
Series E
Temporary Equity [Line Items]
Convertible preferred stock Conversion price per share		$ 6.0389
Convertible preferred stock dividends per share		$ 0.4831
Convertible preferred stock outstanding		4,000,000
Series E-1 Convertible Preferred Stock
Temporary Equity [Line Items]
Convertible preferred stock Conversion price per share		$ 6.0389
Redemption of preferred stock		$ 1,800
Series F
Temporary Equity [Line Items]
Convertible preferred stock Conversion price per share		$ 8.9653
Convertible preferred stock dividends per share		$ 0.7172
Convertible preferred stock outstanding		4,000,000
Series F-1
Temporary Equity [Line Items]
Convertible preferred stock Conversion price per share		$ 10.6686
Convertible preferred stock dividends per share		$ 0.8535
Convertible preferred stock outstanding		4,000,000